Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,249,735.07

Principal:
Principal Collections	$18,298,136.37
Prepayments in Full	$11,784,101.76
Liquidation Proceeds	$370,490.98
Recoveries	$53,822.63
Sub Total	$30,506,551.74
Collections	$32,756,286.81

Purchase Amounts:
Purchase Amounts Related to Principal	$499,205.40
Purchase Amounts Related to Interest	$2,295.47
Sub Total	$501,500.87

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,257,787.68

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	24
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$33,257,787.68
Servicing Fee	$515,896.25	$515,896.25	$0.00	$0.00	$32,741,891.43
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,741,891.43
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$32,741,891.43
Interest - Class A-3 Notes	$170,206.00	$170,206.00	$0.00	$0.00	$32,571,685.43
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$32,483,962.51
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,483,962.51
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$32,433,850.43
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,433,850.43
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$32,389,389.35
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,389,389.35
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$32,325,460.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,325,460.10
Regular Principal Payment	$29,677,916.46	$29,677,916.46	$0.00	$0.00	$2,647,543.64
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,647,543.64
Residuel Released to Depositor	$0.00	$2,647,543.64	$0.00	$0.00	$0.00
Total		$33,257,787.68

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$29,677,916.46
Total					$29,677,916.46
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,677,916.46	$59.12	$170,206.00	$0.34	$29,848,122.46	$59.46
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$29,677,916.46	$18.43	$416,431.33	$0.26	$30,094,347.79	$18.69

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$352,150,339.12	0.7014947	$322,472,422.66	0.6423753
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$595,890,339.12	0.3701090	$566,212,422.66	0.3516760

Pool Information
Weighted Average APR	4.384%	4.384%
Weighted Average Remaining Term	36.88	36.04
Number of Receivables Outstanding	41,046	40,017
Pool Balance	$619,075,498.70	$587,696,062.15
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$596,977,800.14	$566,829,192.13
Pool Factor	0.3775462	0.3584093

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,815,440.93
Yield Supplement Overcollateralization Amount	$20,866,870.02
Targeted Overcollateralization Amount	$21,483,639.49
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$21,483,639.49

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	24

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		101	$427,502.04
(Recoveries)		134	$53,822.63
Net Losses for Current Collection Period			$373,679.41
Cumulative Net Losses Last Collection Period			$7,519,334.04
Cumulative Net Losses for all Collection Periods			$7,893,013.45

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.72%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.03%	657	$11,904,405.12
61-90 Days Delinquent	0.23%	76	$1,342,948.33
91-120 Days Delinquent	0.05%	17	$302,662.23
Over 120 Days Delinquent	0.15%	45	$903,746.86
Total Delinquent Receivables	2.46%	795	$14,453,762.54

Repossession Inventory:
Repossessed in the Current Collection Period		35	$686,351.21
Total Repossessed Inventory		45	$994,390.13

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1598%
Preceding Collection Period			0.3835%
Current Collection Period			0.7432%
Three Month Average			0.4288%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3090%
Preceding Collection Period			0.3508%
Current Collection Period			0.3449%
Three Month Average			0.3349%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer